Schedule of Employee Welfare Benefits Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Contributions to medical and pension schemes	¥ 17,320	¥ 18,426	¥ 21,095
Other employee benefits	5,696	6,086	6,726
Total	¥ 23,016	¥ 24,512	¥ 27,821